Organization and Business Description (Tables)	12 Months Ended
Mar. 31, 2025
Organization and Business Description [Abstract]
Schedule of Company's Subsidiaries

As of March 31, 2025, the Company had the following wholly-owned subsidiaries:

Name	Place and date of incorporation	Ownership	Principal activity
Ctrl Media Limited	Hong Kong June 6, 2014	100%	Principally engaged in one-stop game advertising
Ctrl Games Limited	Hong Kong December 16, 2024	100%	Principally engaged in game publishing
Ctrl Solutions Limited	Hong Kong December 16, 2024	100%	Principally engaged in advertising consulting